Exhibit 99.1

World Omni Auto Receivables Trust 2021-B

Monthly Servicer Certificate

March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	745,737,310.64	31,620
Yield Supplement Overcollateralization Amount 02/28/22	23,752,989.99	0
Receivables Balance 02/28/22	769,490,300.63	31,620
Principal Payments	31,577,983.29	686
Defaulted Receivables	801,065.89	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	22,428,655.02	0
Pool Balance at 03/31/22	714,682,596.43	30,901

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.83%
Prepayment ABS Speed	1.82%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,488,345.17	209
Past Due 61-90 days	1,256,871.45	50
Past Due 91-120 days	296,607.20	12
Past Due 121+ days	0.00	0
Total	7,041,823.82	271

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	539,947.17
Aggregate Net Losses/(Gains) - March 2022	261,118.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.41%
Prior Net Losses/(Gains) Ratio	0.16%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses/(Gains) Ratio	0.36%
Four Month Average	0.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	8,218,849.86
Actual Overcollateralization	8,218,849.86
Weighted Average Contract Rate	3.94%
Weighted Average Contract Rate, Yield Adjusted	5.51%
Weighted Average Remaining Term	52.91

Flow of Funds	$ Amount
Collections	34,598,451.71
Investment Earnings on Cash Accounts	450.86
Servicing Fee	(641,241.92)
Transfer to Collection Account	-
Available Funds	33,957,660.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	221,826.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,518,735.14
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,218,849.86
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,993,427.68

Total Distributions of Available Funds	33,957,660.65
Servicing Fee	641,241.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	737,161,331.57
Principal Paid	30,697,585.00
Note Balance @ 04/15/22	706,463,746.57

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	224,551,331.57
Principal Paid	30,697,585.00
Note Balance @ 04/15/22	193,853,746.57
Note Factor @ 04/15/22	52.6647686%

Class A-3
Note Balance @ 03/15/22	368,080,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	368,080,000.00
Note Factor @ 04/15/22	100.0000000%

Class A-4
Note Balance @ 03/15/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	96,650,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	31,920,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	15,960,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	266,647.97
Total Principal Paid	30,697,585.00
Total Paid	30,964,232.97

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	37,425.22
Principal Paid	30,697,585.00
Total Paid to A-2 Holders	30,735,010.22

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2512702
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.9272380
Total Distribution Amount	29.1785082

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1016741
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	83.3969545
Total A-2 Distribution Amount	83.4986286

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	212.35
Noteholders' Third Priority Principal Distributable Amount	519.91
Noteholders' Principal Distributable Amount	267.74

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,659,652.60
Investment Earnings	284.75
Investment Earnings Paid	(284.75)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,667,813.12	$3,159,901.29	$4,928,529.83
Number of Extensions	129	108	165
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.40%	0.59%